Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (loss) on trading of commodity contracts:
Realized gain (loss) on closed positions	$ (2,335,648)	$ 353,195	$ 3,040,780
Change in unrealized gain (loss) on open positions	(36,306)	(865,419)	464,878
Foreign currency transaction gain (loss)	(27,149)	167,482	(39,241)
Total Trading gain (loss)	(2,399,103)	(344,742)	3,466,417
Net investment income (loss):
Interest income	207,562	292,141	69,977
Realized gain (loss) on fixed income securities	(202,071)	(98,217)
Change in unrealized gain (loss) on fixed income securities	126,325	(106,156)	(3,852)
Total net investment gain (loss)	131,816	87,768	66,125
Expenses:
Advisory fees paid to affiliate	51,521	62,625	13,087
Management fees	481,644	705,342	930,774
Incentive fees	29,872	155,519	278,042
Ongoing offering expenses	37,640	114,267	135,000
Operating expenses	566,360	848,733	936,000
Total expenses	2,471,069	3,930,760	4,633,463
Total income (loss)	(4,738,356)	(4,187,734)	(1,100,921)
Non-Trading income (loss):
Interest on Non-Trading reserve	315	2,927	8,774
Collections in excess of impaired value	699,783	1,672,496	16,870,555
Legal and administrative fees	(155,913)	(130,495)	(1,005,791)
Management fees paid to US Bank	(290,228)	(233,247)	(323,834)
Non-Trading income (loss)	253,957	1,311,681	15,549,704
Net income (loss)	(4,484,399)	(2,876,053)	14,448,783
Class A [Member]
Expenses:
Commissions	1,277,188	2,004,324	2,322,754
Class B [Member]
Expenses:
Commissions	$ 26,844	$ 39,950	$ 17,806